MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST        Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from 6.50 to
4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000, total new-issue volume was $200 billion.

                            [PERFORMANCE LINE GRAPH]

                        30-YEAR BOND YIELDS 1995 - 2001

           Insured                       U.S.                    Insured Municipal Yields/
       Municipal Yields            Treasury Yields              U.S. Treasury Yields (Ratio)
1995        6.75%                        7.88%                              85.66%
            6.40                         7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.10
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.60
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.60
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12
            5.74                         5.89                               97.45
            5.65                         5.79                               97.58
            5.55                         5.61                               98.93
            5.27                         5.46                               96.52
2001        5.30                         5.50                               96.36
            5.27                         5.31                               99.25
            5.26                         5.44                               96.69
            5.45                         5.79                               94.13

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Trust (IMT) increased from $15.09 to $15.15 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.47 per share and a long-term capital gain distribution of $0.13 per share, the Trust's total NAV return was 4.39 percent. IMT's value on the New York Stock Exchange (NYSE) increased from $14.1875 to $15.09 per share during this period. Based on this change plus reinvestment of distributions, IMT's total market return was 10.59 percent. As of April 30, 2001, IMT's share price was at a 0.40 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.0775 per share. The Trust's level of undistributed net investment income was $0.099 per share on April 30, 2001, versus $0.114 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $449.5 million were diversified among 14 long-term sectors and 57 credits. Issues in the refunded bond category comprised 13 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of April, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.3 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six month period, ARPS leverage contributed approximately $0.04 per share to common share earnings. The Trust's two ARPS series totaling $130 million represented 29 percent of net assets. The yield on the Trust's weekly ARPS series ranged between 3.01 and 4.90 percent. The yield on the series with an annual auction maturing in January 2002 was 3.47 percent. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to
3.08 percent at the end of April.

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment,

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

WATER & SEWER                       15%
IDR/PCR*                            14%
REFUNDED                            13%
GENERAL OBLIGATION                  11%
MORTGAGE                             8%
TRANSPORTATION                       8%
ELECTRIC                             7%
EDUCATION                            6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

MBIA        39%
AMBAC       26%
FSA         21%
FGIC        12%
GNMA         2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR GRAPH]

                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                 WEIGHTED AVERGE
                                                MATURITY: 17 YEARS

Under 1 YEAR                                             6.6%
1-5 YEARS                                                7.8%
5-10 YEARS                                               9.0%
10-20 YEARS                                             33.8%
20-30 YEARS                                             30.0%
30+ YEARS                                               13.5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                                APRIL 30, 2001


                                                         WEIGHTED AVERAGE
                                                    CALL PROTECTION: 6 YEARS

                                 BONDS CALLABLE



YEARS BONDS
 CALLABLE
------------
2001                                                      8%
2002                                                     34%
2003                                                      2%
2004                                                      3%
2005                                                      4%
2006                                                      5%
2007                                                      0%
2008                                                      0%
2009                                                      8%
2010                                                     16%
2011+                                                    20%



                                                              WEIGHTED AVERAGE
                                                              BOOK YIELD: 6.2%

                             COST (BOOK) YIELD *

2001                                                      6.9%
2002                                                      6.9%
2003                                                      5.1%
2004                                                      6.1%
2005                                                      5.7%
2006                                                      6.3%
2007                                                      0.0%
2008                                                      0.0%
2009                                                      5.9%
2010                                                      5.7%
2011+                                                     5.6%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO
INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.9% ON
8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (94.1%)
            General Obligation (10.8%)
$ 10,000    North Slope Borough, Alaska, Ser 2000 B (MBIA)..............   0.00  % 06/30/10    $ 6,359,100
   5,000    Hawaii, 1999 Ser CT (FSA)...................................   5.875   09/01/17      5,296,450
            Chicago, Illinois,
   8,000     Refg Ser 1992 (Ambac)......................................   6.25    01/01/11      8,973,920
   2,000     Refg 2001 A (MBIA).........................................   0.00    01/01/21      1,155,080
   2,000     Refg 2001 A (MBIA).........................................   0.00    01/01/22      1,154,240
            Illinois,
  10,000     Ser 2001 (MBIA)............................................   5.375   04/01/15     10,413,200
  10,000     Ser 2001 (MBIA)............................................   5.375   04/01/16     10,369,200
   4,000    Clark County, Nevada, Transportation Impr Ltd Tax Ser
             06/01/92 B (Ambac).........................................   6.50    06/01/17      4,604,600
--------                                                                                       -----------
  51,000                                                                                        48,325,790
--------                                                                                       -----------

            Educational Facilities Revenue (5.8%)
            Fulton County Development Authority, Georgia,
     900     Morehouse College Project, Ser 2000 (Ambac)................   6.25    12/01/21        984,717
   1,700     Morehouse College Project, Ser 2000 (Ambac)................   5.875   12/01/30      1,785,544
            Massachusetts Health & Educational Facilities Authority,
  15,000     Northeastern University Ser E (MBIA)**.....................   6.55    10/01/22     15,812,100
   1,745     Stonehill College Ser E (MBIA).............................   6.60    07/01/20      1,830,139
   2,500    University of North Carolina, Pool Ser 2000 (Ambac).........   5.25    10/01/20      2,484,850
   3,000    Utah Board Of Regents, University of Utah-Huntsman Cancer
             Institute Building Refg Ser 2000 A (MBIA)..................   5.50    04/01/18      3,048,000
--------                                                                                       -----------
  24,845                                                                                        25,945,350
--------                                                                                       -----------

            Electric Revenue (7.0%)
   7,000    Long Island Power Authority, New York, Ser 2000 A (FSA).....   0.00    06/01/16      3,207,750
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
             (FSA)**....................................................   5.875   05/15/16     10,577,800
   8,000    Texas Municipal Power Agency, Refg Ser 1993 (MBIA)..........   5.25    09/01/12      8,062,320
  10,000    Seattle, Washington, Light & Power Refg Rev 2001 (FSA)......   5.125   03/01/26      9,455,800
--------                                                                                       -----------
  35,000                                                                                        31,303,670
--------                                                                                       -----------

            Hospital Revenue (2.3%)
   5,000    Brevard County Health Facilities Authority, Florida,
             Wuesthoff Memorial Hospital Ser 1992 A (MBIA)..............   6.625   04/01/13      5,221,200
   5,500    Greenville Hospital System, South Carolina, Ser 2001
             (Ambac)....................................................   5.00    05/01/31      5,060,385
--------                                                                                       -----------
  10,500                                                                                        10,281,585
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (14.0%)
$  6,000    Delaware Economic Development Authority, Delmarva Power &
             Light Co Ser 1992 A (AMT) (Ambac)..........................   6.85 %  05/01/22    $ 6,264,600
   5,000    Lawrenceburg, Indiana, Indiana & Michigan Power Co Refg Ser
             D (Secondary FGIC).........................................   7.00    04/01/15      5,237,750
  20,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
             (MBIA).....................................................   7.00    06/01/31     20,449,000
   7,500    Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser
             1987 (Ambac)...............................................   6.55    10/01/13      7,845,900
   5,000    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1996 Ser (MBIA)......................   5.50    01/01/21      5,038,400
            Brazos River Authority, Texas,
   7,500     Houston Lighting & Power Co 1992 A (Ambac).................   6.70    03/01/17      7,805,025
  10,000     Texas Utilities Electric Co Collateralized Ser 1992 A
               (AMT)....................................................   6.75    04/01/22     10,417,800
--------                                                                                       -----------
  61,000                                                                                        63,058,475
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (5.5%)
   9,000    New Jersey Housing & Mortgage Finance Agency, 1995 Ser A
             (Ambac)....................................................   6.05    11/01/20      9,266,850
  15,000    New Jersey Housing Mortgage Finance Agency, Home Buyer 2000
             Ser CC (MBIA) (AMT)........................................   5.875   10/01/31     15,276,000
--------                                                                                       -----------
  24,000                                                                                        24,542,850
--------                                                                                       -----------

            Mortgage Revenue - Single Family (2.4%)
   3,000    Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA).....................................................   5.875   12/01/24      3,041,460
   5,500    Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
             A & B (AMT)................................................   9.646++ 09/15/24      5,768,125
   1,950    Ohio Housing Finance Agency, GNMA-Backed 1991 Ser A 1&2
             (AMT)......................................................   9.872++ 03/01/31      2,037,750
--------                                                                                       -----------
  10,450                                                                                        10,847,335
--------                                                                                       -----------

            Public Facilities Revenue (5.3%)
   3,000    Denver, Colorado, Civic Center Office Building Ser 2000 B
             COPs (Ambac)...............................................   5.50    12/01/21      3,035,850
  20,000    Hudson County, New Jersey, Correctional Refg Ser 1992 COPs
             (MBIA).....................................................   6.60    12/01/21     20,851,200
--------                                                                                       -----------
  23,000                                                                                        23,887,050
--------                                                                                       -----------

            Recreational Facilities Revenue (2.8%)
   2,500    College Park Business & Industrial Development Authority,
             Georgia, Civic Center Ser 2000 (Ambac).....................   5.75    09/01/26      2,616,450
  10,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)...........   5.25    12/01/32      9,745,200
--------                                                                                       -----------
  12,500                                                                                        12,361,650
--------                                                                                       -----------

            Resource Recovery Revenue (1.9%)
   8,325    Detroit Economic Development Corporation, Michigan, Ser 1991
--------     A (AMT) (FSA)..............................................   6.875   05/01/09      8,504,570
                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (7.9%)
$  5,000    Denver City & County, Colorado, Airport Refg Ser 2000 A
             (AMT) (Ambac)..............................................   6.00 %  11/15/18    $ 5,251,700
   5,000    Greater Orlando Aviation Authority, Florida, Ser 1992 A
             (AMT) (FGIC)...............................................   6.50    10/01/12      5,250,050
   5,000    Hillsborough County Port District, Florida, Tampa Port
             Authority Refg Ser 1995 (AMT) (FSA)........................   5.75    06/01/13      5,199,750
   2,045    Hawaii, Airports Second Lien Ser 1991 (AMT) (FGIC)..........   6.75    07/01/21      2,095,143
   4,000    Regional Transportation Authority, Illinois, Refg Ser 1999
             (FSA)......................................................   5.75    06/01/21      4,241,080
   7,360    Nevada Department of Business & Industry, Las Vegas Monorail
             Project, 1st Tier Ser 2000 (Ambac).........................   0.00    01/01/21      2,390,381
   5,000    Cleveland, Ohio, Airport Ser 2000 A (FSA)...................   5.00    01/01/31      4,683,050
   4,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)........   5.00    12/01/26      3,775,080
   2,500    Port of Seattle, Washington, Ser B (AMT) (MBIA).............   5.625   02/01/24      2,520,375
--------                                                                                       -----------
  39,905                                                                                        35,406,609
--------                                                                                       -----------

            Water & Sewer Revenue (15.1%)
   7,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)......   5.00    11/01/29      6,581,470
   5,000    Honolulu City and County, Hawaii, Wastewater Junior Ser 1998
             (FGIC).....................................................   4.50    07/01/28      4,193,750
   7,790    Kenton County Water District #1, Kentucky, Refg Ser 1992
             (FGIC).....................................................   6.375   02/01/17      8,092,486
  10,000    Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky, Ser 1999 A (FGIC)................................   5.75    05/15/33     10,318,800
   3,800    Louisville, Board of Water Works Kentucky, Water Ser 2000...   5.50    11/15/25      3,836,670
   3,375    Massachusetts Water Resources Authority, 2000 Ser A
             (FGIC).....................................................   6.00    08/01/15      3,675,071
            Detroit, Michigan,
   1,700     Water Supply Refg Ser 1992 (FGIC)..........................   8.724++ 07/01/22      1,836,000
   5,000     Water Supply Ser 1999 A (FGIC).............................   5.75    07/01/26      5,181,150
  10,000    Grand Strand Water & Sewer Authority, South Carolina, Refg
             Ser 1992 (MBIA)............................................   6.00    06/01/19     10,095,500
   5,000    North Charleston Sewer District, South Carolina, Refg Ser
             1992 A (MBIA)..............................................   6.00    07/01/18      5,053,450
  10,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)
             (WI).......................................................   5.125   05/15/27      9,468,000
--------                                                                                       -----------
  68,665                                                                                        68,332,347
--------                                                                                       -----------

            Other Revenue (0.7%)
   3,000    Alexandria Industrial Development Authority, Virginia,
--------     Institute for Defense Analysis Ser 2000A (Ambac)...........   5.90    10/01/30      3,172,710
                                                                                               -----------

            Refunded (12.6%)
  10,000    Los Angeles Department of Water & Power, Issue of 1999
             (FSA)......................................................   5.50    06/15/04+    10,667,300
  15,000    Delaware Health Facilities Authority, Medical Center of
             Delaware Ser 1992 (MBIA) (ETM).............................   6.25    10/01/06     16,644,600
   3,650    Louisiana Public Facilities Authority, Our Lady of the Lake
             Regional Medical Center Ser 1993 D & E (FSA)...............   6.848   07/22/04+     4,078,875
   4,000    Detroit, Michigan, Water Supply Refg Ser 1992 (FGIC)........   8.724++ 07/01/02+     4,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$ 15,000    South Carolina Public Service Authority, 1991 Ser D
             (Ambac)....................................................   6.50 %  07/01/02+   $15,826,950
   5,000    Shelby County Health, Educational & Housing Facility Board,
             Tennessee, LeBonheur Children's Medical Center Inc Ser D
             (MBIA) (ETM)...............................................   5.50    08/15/19      5,201,600
--------                                                                                       -----------
  52,650                                                                                        56,819,325
--------                                                                                       -----------
 424,840    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $404,281,358)............................   422,789,316
--------                                                                                       -----------

            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.6%)
   8,590    Cuyahoga County, University Hospital of Cleveland, Ohio, Ser
             1985 (Demand 05/01/01).....................................   4.30*   01/01/16      8,590,000
   2,500    Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center 1991 Ser A (FSA)...................   9.875++ 05/15/01+     2,600,000
   6,800    Sullivan County, Tennessee, Indl Dev Brd, Ser 1986, PCR Mead
             Corp. (Demand 05/01/01)....................................   4.30    10/01/16      6,800,000
   7,500    Amarillo Health Facilities Corporation, Texas, High Plains
             Baptist Hospital Ser 1992 A & B (FSA)......................   9.24++  01/01/02+     8,071,875
   3,000    Harris County Health Facilities Development Corporation,
             Texas, Methodist Hospital Ser 1994 (Demand 05/01/01).......   4.35*   12/01/25      3,000,000
     600    Harris County Health Facilities Development Corporation,
             Texas, St Luke's Episcopal Hospital Ser 1997 A (Demand
             05/01/01)..................................................   4.35*   02/15/27        600,000
--------                                                                                       -----------

  28,990    TOTAL SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $29,661,875)............    29,661,875
--------                                                                                       -----------

$453,830    TOTAL INVESTMENTS (Cost $433,943,233) (a)..............................   100.7%    452,451,191
========

            LIABILITIES IN EXCESS OF OTHER ASSETS.................................    (0.7)%   (2,984,606)
                                                                                      -----    -----------

            NET ASSETS.............................................................   100.0%  $449,466,585
                                                                                      -----    ===========


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to maturity date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            short-term security changes.
    *       Current coupon of variable rate demand obligation.
    **      This security is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $19,811,072 and the aggregate gross unrealized depreciation is $1,303,114, resulting in net unrealized appreciation of $18,507,958.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alaska.....................     2.1%
California.................     2.4
Colorado...................     1.8
Delaware...................     5.1
Florida....................     3.5
Georgia....................     2.7
Hawaii.....................     2.6
Illinois...................     8.1
Indiana....................     1.2
Kansas.....................     4.5
Kentucky...................     4.9
Louisiana..................     0.9
Massachusetts..............     4.7
Michigan...................     5.6
Nebraska...................     1.3
Nevada.....................     3.3
New Jersey.................    10.1
New York...................     1.8
North Carolina.............     0.6
Ohio.......................     5.6
Pennsylvania...............     0.8
South Carolina.............     8.0
Tennessee..................     3.2
Texas......................    12.9
Utah.......................     0.7
Virginia...................     0.7
Washington.................     2.7
Joint exemptions*..........    (1.1)
                              -----
Total......................   100.7%
                              =====

---------------------
* Joint exemptions have been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $433,943,233)........................................  $452,451,191
Cash........................................................        50,021
Interest receivable.........................................     6,719,506
Prepaid expenses............................................       209,764
                                                              ------------

    TOTAL ASSETS............................................   459,430,482
                                                              ------------

LIABILITIES:
Payable for:
    Investment purchased....................................     9,611,728
    Investment management fee...............................       134,833
    Dividends to preferred shareholders.....................       110,280
Accrued expenses............................................       107,056
                                                              ------------

    TOTAL LIABILITIES.......................................     9,963,897
                                                              ------------

    NET ASSETS..............................................  $449,466,585
                                                              ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 2,600
 shares outstanding)........................................  $130,000,000
                                                              ------------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 21,081,880 shares
 outstanding)...............................................   293,305,882
Net unrealized appreciation.................................    18,507,959
Accumulated undistributed net investment income.............     2,077,116
Accumulated undistributed net realized gain.................     5,575,628
                                                              ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............   319,466,585
                                                              ------------

    TOTAL NET ASSETS........................................  $449,466,585
                                                              ============

NET ASSET VALUE PER COMMON SHARE,
 ($319,466,585 divided by 21,081,880
 common shares outstanding).................................        $15.15
                                                                    ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $13,298,840
                                                              -----------
EXPENSES
Investment management fee...................................      787,888
Auction commission fees.....................................      185,525
Transfer agent fees and expenses............................       43,757
Professional fees...........................................       34,020
Shareholder reports and notices.............................       23,076
Registration fees...........................................       16,147
Custodian fees..............................................       10,523
Trustees' fees and expenses.................................        8,623
Auction agent fees..........................................        8,106
Other.......................................................       12,671
                                                              -----------

    TOTAL EXPENSES..........................................    1,130,336

Less: expense offset........................................      (10,503)
                                                              -----------

    NET EXPENSES............................................    1,119,833
                                                              -----------

    NET INVESTMENT INCOME...................................   12,179,007
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    5,579,436
Net change in unrealized appreciation.......................   (1,380,675)
                                                              -----------

    NET GAIN................................................    4,198,761
                                                              -----------

NET INCREASE................................................  $16,377,768
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX     FOR THE YEAR
                                                       MONTHS ENDED       ENDED
                                                      APRIL 30, 2001  OCTOBER 31, 2000
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $12,179,007      $ 24,889,262
Net realized gain....................................    5,579,436         3,913,037
Net change in unrealized appreciation................   (1,380,675)       (1,337,190)
                                                       ------------     ------------

    NET INCREASE.....................................   16,377,768        27,465,109
                                                       ------------     ------------
Dividends to preferred shareholders from net
 investment income...................................   (2,697,934)       (5,231,646)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income................................   (9,810,143)      (20,009,677)
Net realized gain....................................   (2,643,555)         --
                                                       ------------     ------------

    TOTAL............................................  (12,453,698)      (20,009,677)
                                                       ------------     ------------

Decrease from transactions in common shares of
 beneficial interest.................................     (835,715)      (13,911,820)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................      390,421       (11,688,034)
NET ASSETS:
Beginning of period..................................  449,076,164       460,764,198
                                                       ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,077,117 and $2,406,186, respectively).........  $449,466,585     $449,076,164
                                                       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 3, 1991 and commenced operations on February 28, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies.

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. ("the Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $66,684,136 and $75,575,200, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,469. At April 30, 2001, the Trust had an accrued pension liability of $42,897 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series TU and TH Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
  TU       800     $40,000     3.47%   01/08/02      3.47% - 4.19%
  TH     1,800      90,000     3.70    05/04/01      3.01  - 4.90

---------------------
 * As of April 30, 2001.
** For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001 the Trust paid dividends to Series TU and TH at rates ranging from 3.47% to 3.70% in the aggregate amount of $456,360.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1999...................................  22,177,613   $221,776    $307,831,641
Treasury shares purchased and retired (weighted average
 discount 9.62%)*...........................................  (1,036,733)   (10,367)    (13,901,453)
                                                              ----------   --------    ------------
Balance, October 31, 2000...................................  21,140,880    211,409     293,930,188
Treasury shares purchased and retired (weighted average
 discount 6.13%)*...........................................     (59,000)      (590)       (835,125)
                                                              ----------   --------    ------------
Balance, April 30, 2001.....................................  21,081,880   $210,819    $293,095,063
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:

           AMOUNT                RECORD                PAYABLE
          PER SHARE               DATE                  DATE
          ---------           ------------          -------------
           $0.0775             May 4, 2001           May 18, 2001
           $0.0775            June 8, 2001          June 22, 2001

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds having a total value of $28,792,625, which represents 6.4% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31*
                                                MONTHS ENDED       -------------------------------------------------------------
                                               APRIL 30, 2001*       2000          1999          1998       1997          1996
--------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.........       $15.09         $  14.91      $  16.13      $  15.96   $  15.80      $  15.86
                                                    ------         --------      --------      --------   --------      --------
Income (loss) from investment operations:
 Net investment income.......................         0.58             1.15          1.15          1.18       1.18          1.27
 Net realized and unrealized gain (loss).....         0.21             0.14         (1.18)         0.15       0.23         (0.02)
                                                    ------         --------      --------      --------   --------      --------
Total income (loss) from investment
 operations..................................         0.79             1.29         (0.03)         1.33       1.41          1.25
                                                    ------         --------      --------      --------   --------      --------
Less dividends and distributions from:
 Net investment income.......................        (0.47)           (0.93)        (0.90)        (0.95)     (0.99)        (1.02)
 Common share equivalent of dividends paid to
   preferred shareholders....................        (0.13)           (0.24)        (0.20)        (0.21)     (0.21)        (0.21)
 Net realized gain...........................        (0.13)              --         (0.10)           --      (0.05)        (0.08)
                                                    ------         --------      --------      --------   --------      --------
Total dividends and distributions............        (0.73)           (1.17)        (1.20)        (1.16)     (1.25)        (1.31)
                                                    ------         --------      --------      --------   --------      --------
Anti-dilutive effect of acquiring treasury
 shares......................................           --             0.06          0.01            --         --            --
                                                    ------         --------      --------      --------   --------      --------
Net asset value, end of period...............       $15.15         $  15.09      $  14.91      $  16.13   $  15.96      $  15.80
                                                    ======         ========      ========      ========   ========      ========
Market value, end of period..................       $15.09         $ 14.188      $ 13.688      $ 15.625   $  15.25      $  15.00
                                                    ======         ========      ========      ========   ========      ========
TOTAL RETURN+................................        10.59%(1)        10.87%        (6.36)%        8.79%      8.80%        10.31%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses...............................         0.71%(2)(3)      0.71%(3)      0.69%(3)      0.68%      0.69%(3)      0.70%(3)
Net investment income before preferred stock
 dividends...................................         7.59%(2)         7.74%         7.32%         7.33%      7.50%         7.54%
Preferred stock dividends....................         1.68%(2)         1.63%         1.26%         1.29%      1.35%         1.35%
Net investment income available to common
 shareholders................................         5.91%(2)         6.11%         6.06%         6.04%      6.15%         6.19%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......     $449,467         $449,076      $460,764      $491,630   $487,886      $485,849
Asset coverage on preferred shares at end of
 period......................................          345%             345%          354%          378%       375%          373%
Portfolio turnover rate......................           15%(1)           26%           16%            6%        --             1%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
INSURED MUNICIPAL TRUST


Semiannual Report
April 30, 2001